Risks arising from financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Financial Assets And Financial Liabilities
Set out below is an overvi
e
w of financial assets
1
and liabilities held by the company as at the dates indicated:

	31 December 2021				31 December 2020
		At fair				At fair
		value	At fair			value	At fair
	At	through	value		At	through	value
	amortized	profit or	through		amortized	profit or	through
Million US dollar	cost	loss	OCI	Total	cost	loss	OCI	Total
Trade and other receivables	4 607	—	—	4 607	4 493	—	—	4 493
Unquoted debt (debt instruments)	22	—	—	22	22	—	—	22
Quoted debt (debt instruments)	—	374	—	374	—	396	—	396
Unquoted companies (equity instruments)	—	—	139	139	—	—	115	115
Derivatives not designated in hedge accounting relationships:
Equity swaps	—	—	—	—	—	27	—	27
Interest rate swaps	—	20	—	20	—	45	—	45
Cross currency interest rate swaps	—	52	—	52	—	7	—	7
Derivatives designated in hedge accounting relationships:
Foreign exchange forward contracts	—	—	238	238	—	—	480	480
Foreign currency futures	—	—	—	—	—	—	36	36
Interest rate swaps	—	—	17	17	—	—	35	35
Cross currency interest rate swaps	—	—	60	60	—	—	100	100
Commodities	—	—	282	282	—	—	235	235

Financial assets	4 629	446	736	5 811	4 515	475	1 001	5 991

Non-current	526	73	115	714	588	79	174	841
Current	4 103	373	621	5 097	3 927	396	827	5 150
Trade and other payables	22 074	—	—	22 074	20 807	—	—	20 807
Interest-bearing loans and borrowings:
Secured bank loans	628	—	—	628	702	—	—	702
Unsecured bank loans	106	—	—	106	294	—	—	294
Unsecured bond issues	85 726	—	—	85 726	93 725	—	—	93 725
Unsecured other loans	40	—	—	40	83	—	—	83
Commercial paper	—	—	—	—	1 522	—	—	1 522
Bank overdrafts	53	—	—	53	5	—	—	5
Lease liabilities	2 277	—	—	2 277	2 234	—	—	2 234
Derivatives not designated in hedge accounting relationships:
Equity swaps	—	5 412	—	5 412	—	5 353	—	5 353
Cross currency interest rate swaps	—	172	—	172	—	446	—	446
Foreign exchange forward contracts	—	26	—	26	—	321	—	321
Derivatives designated in hedge accounting relationships:
Foreign exchange forward contracts	—	—	103	103	—	—	370	370
Foreign currency futures	—	—	37	37	—	—	5	5
Cross currency interest rate swaps	—	—	98	98	—	—	264	264
Commodities	—	—	35	35	—	—	26	26
Equity swaps	—	—	—	—	—	—	21	21
Interest rate swaps	—	—	3	3	—	—	—	—

Financial liabilities	110 904	5 610	276	116 790	119 372	6 120	686	126 178

Non-current	88 182	100	—	88 282	96 748	1 758	—	98 506
Current	22 722	5 510	276	28 508	22 624	4 362	686	27 672

1	Cash and short-term deposits are not included in this overview.

Summary of Notional Amounts of Derivatives Outstanding at Year-end by Maturity Bucket
The table below provides an overview of the notional amounts of derivatives outstanding as at the dates indicated by maturity bucket.

	31 December 2021					31 December 2020
	< 1	1-2	2-3	3-5	> 5	< 1	1-2	2-3	3-5	> 5
Million US dollar	year	years	years	years	years	year	years	years	years	years
Foreign currency
Forward exchange contracts	12 599	29	—	—	—	18 505	290	—	—	—
Foreign currency futures	1 617	—	—	—	—	2 218	—	—	—	—
Interest rate
Interest rate swaps	1 500	1 000	—	—	—	—	1 500	1 000	—	—
Cross currency interest rate swaps	4 614	1 400	1 173	1 573	1 453	513	5 658	1 400	1 866	789
Other interest rate derivatives	—	—	—	—	—	—	—	—	—	—
Commodities
Aluminum swaps	1 241	—	—	—	—	1 184	—	—	—	—
Other commodity derivatives	1 034	—	—	—	—	644		—	—	—
Equity
Equity derivatives	11 469	—	—	—	—	10 234	2 326	—	—	—

Summary of Foreign Exchange Risk on Operating Activities	The second currency of the currency pairs listed is the functional currency of the related subsidiary.

	31 December 2021			31 December 2020
	Total	Total	Open	Total	Total	Open
Million US dollar	exposure	hedges	position	exposure	hedges	position
Euro/Canadian dollar	(6)	6	—	(9)	9	—
Euro/Mexican peso	(112)	111	(1)	(106)	102	(4)
Euro/Pound sterling	(124)	112	(12)	(203)	130	(73)
Euro/South African rand	(79)	75	(4)	(95)	65	(30)
Euro/South Korean won	(39)	36	(3)	(40)	38	(2)
Euro/US dollar	(123)	100	(23)	(354)	284	(70)
Mexican peso/Euro	(254)	231	(23)	(249)	146	(103)
Pound sterling/Euro	(14)	22	8	(35)	36	1
US dollar/Argentinian peso	(661)	674	13	(602)	543	(59)
US dollar/Bolivian boliviano	(80)	75	(5)	(64)	56	(8)
US dollar/Brazilian real	(1 846)	1 618	(228)	(1 573)	1 577	4
US dollar/Canadian dollar	(304)	253	(51)	(302)	194	(108)
US dollar/Chilean peso	(171)	162	(9)	(151)	129	(22)
US dollar/Chinese yuan	(123)	116	(7)	(171)	201	30
US dollar/Colombian peso	(476)	434	(42)	(359)	352	(7)
US dollar/Euro	(103)	96	(7)	(98)	96	(2)
US dollar/Mexican peso	(1 236)	1 168	(68)	(1 032)	995	(37)
US dollar/Paraguayan guarani	(153)	139	(14)	(132)	125	(7)
US dollar/Peruvian nuevo sol	(292)	278	(14)	(225)	168	(57)
US dollar/South African rand	(196)	148	(48)	(130)	116	(14)
US dollar/South Korean won	(114)	79	(35)	(71)	70	(1)
US dollar/Uruguayan peso	(42)	42	—	(40)	39	(1)
Others	(323)	207	(116)	(260)	131	(129)

Summary of Currency Transactional Risk	AB InBev estimated the reasonably possible change of exchange rate, on the basis of the average volatility on the open currency pairs, as follows:

	2021
	Closing rate	Possible	Volatility
	31 December 2021	closing rate 1	of rates in %
Euro/Mexican peso	23.31	21.04 - 25.59	9.75%
Euro/Pound sterling	0.84	0.80 - 0.88	5.15%
Euro/South Korean won	1 345.90	1 273.31 - 1 418.48	5.39%
Euro/US dollar	1.13	1.07 - 1.20	5.58%
Pound sterling/US dollar	1.35	1.26 - 1.43	6.36%
US dollar/Argentinian peso	102.75	99.72 - 105.78	2.95%
US dollar/Brazilian real	5.58	4.68 - 6.48	16.07%
US dollar/Canadian dollar	1.27	1.19 - 1.35	6.54%
US dollar/Chinese yuan	6.35	6.06 - 6.64	4.55%
US dollar/Colombian peso	3 977.14	3 568.65 - 4 385.62	10.27%
US dollar/Euro	0.88	0.83 - 0.93	5.58%
US dollar/Mexican peso	20.58	18.38 - 22.79	10.71%
US dollar/Nigerian naira	424.89	379.56 - 470.22	10.67%
US dollar/Peruvian nuevo sol	3.98	3.60 - 4.35	9.53%
US dollar/South African rand	15.95	13.74 - 18.15	13.82%
US dollar/South Korean won	1 188.32	1 092.29 - 1 284.36	8.08%
US dollar/Tanzanian shilling	2 305.28	2 236.69 - 2 373.88	2.98%
US dollar/Zambian kwacha	16.67	13.41 - 19.93	19.58%

	2020
	Closing rate	Possible	Volatility
	31 December 2020	closing rate 2	of rates in %
Euro/Mexican peso	24.48	19.38 - 29.58	20.83%
Euro/Pound sterling	0.90	0.82 - 0.98	9.09%
Euro/South Korean won	1 335.11	1 218.41 - 1 451.81	8.74%
Euro/US dollar	1.23	1.13 - 1.32	7.75%
Pound sterling/US dollar	1.36	1.22 - 1.51	10.79%
US dollar/Argentinian peso	84.14	74.55 - 93.73	11.40%
US dollar/Brazilian real	5.20	4.13 - 6.26	20.51%
US dollar/Canadian dollar	1.27	1.17 - 1.38	8.25%
US dollar/Chinese yuan	6.54	6.25 - 6.82	4.34%
US dollar/Colombian peso	3 438.52	2 908.55 - 3 968.50	15.41%
US dollar/Euro	0.81	0.75 - 0.88	7.75%
US dollar/Mexican peso	19.95	16.19 - 23.71	18.83%
US dollar/Nigerian naira	397.72	345.23 - 450.21	13.20%
US dollar/Peruvian nuevo sol	3.62	3.37 - 3.87	6.95%
US dollar/South African rand	14.69	12.19 - 17.18	16.99%
US dollar/South Korean won	1 088.02	1 000.21 - 1 175.84	8.07%
US dollar/Tanzanian shilling	2 321.74	2 205.30 - 2 438.18	5.02%
US dollar/Zambian kwacha	21.16	18.44 - 23.89	12.89%

Summary of Foreign Exchange Results Recognized on Unhedged and Hedged Exposures
Foreign exchange results recognized on unhedged and hedged exposures are as follows:

Million US dollar	2021	2020	2019
Economic hedges	717	(181)	6
Other results - not hedged	(801)	195	(186)

	(84)	14	(180)

Summary of Effective Interest Rates at Balance Sheet

31 December 2021	Before hedging		After hedging
Interest-bearing financial liabilities	Effective		Effective
Million US dollar	interest rate	Amount	interest rate	Amount
Floating rate
Australian dollar	1.03%	218	—	—
Canadian dollar	—	—	1.21%	2 043
Euro	—	1 113	—	1 113
Pound sterling	—	—	1.05%	1 002
South Korean won	—	—	1.67%	502
US dollar	1.67%	463	—	—
Other	7.22%	516	5.99%	1 504

		2 310		6 164

Fixed rate
Australian dollar	4.12%	324	—	—
Brazilian real	7.21%	420	7.21%	420
Canadian dollar	4.11%	626	4.29%	3 158
Euro	2.27%	21 654	2.11%	27 553
Pound sterling	4.35%	3 611	4.43%	2 937
South Korean won	3.85%	32	0.87%	1 695
US dollar	4.93%	59 399	5.41%	46 288
Other	11.42%	454	8.80%	615

		86 520		82 666

31 December 2020	Before hedging		After hedging
Interest-bearing financial liabilities	Effective		Effective
Million US dollar	interest rate	Amount	interest rate	Amount
Floating rate
Australian dollar	0.99%	231	—	—
Brazilian real	3.90%	164	3.90%	164
Canadian dollar	—	—	1.23%	1 895
Euro	0.15%	2 690	0.15%	2 690
Pound sterling	—	—	1.10%	937
US dollar	1.05%	617	1.13%	201
Other	7.30%	260	7.90%	573

		3 962		6 461

Fixed rate
Australian dollar	3.91%	846	—	—
Brazilian real	8.58%	578	8.58%	578
Canadian dollar	4.12%	613	4.29%	2 646
Euro	2.12%	26 092	2.15%	35 515
Pound sterling	4.30%	3 655	4.36%	2 973
South Korean won	—	—	1.30%	1 997
US dollar	4.91%	62 340	5.30%	47 892
Other	11.96%	479	11.72%	502

		94 602		92 103

Summary of Floating Rate Debt after Hedging	The company estimated that the reasonably possible change of the market interest rates applicable to its floating rate debt after hedging is as follows:

	2021
	Interest rate	Possible	Volatility
	31 December 2021 1	interest rate 2	of rates in %
Brazilian real	8.88%	7.85% - 9.91%	11.58%
Euro	—	—	10.64%
US dollar	0.21%	0.11% - 0.31%	48.10%

	2020
	Interest rate	Possible	Volatility
	31 December 2020 1	interest rate 2	of rates in %
Brazilian real	2.09%	1.74% - 2.44%	16.77%
Euro	—	—	16.83%
US dollar	0.24%	0.10% - 0.38%	58.30%

Summary of Interest Expense Recognized on Unhedged and Hedged Financial Liabilities
Interest expense recognized on unhedged and hedged financial liabilities are as follows:

Million US dollar	2021	2020	2019
Financial liabilities measured at amortized cost – not hedged	(3 836)	(4 154)	(4 264)
Fair value hedges	(6)	(1)	(46)
Cash flow hedges	17	19	15
Net investment hedges - hedging instruments (interest component)	—	2	2
Economic hedges	141	118	124

	(3 684)	(4 016)	(4 168)

Schedule of Commodity Derivatives Outstanding	The most significant commodity exposures as at 31 December 2021 and 31 December 2020 are included in the table below (expressed in outstanding notional amounts):

Million US dollar	31 December 2021	31 December 2020
Aluminum swaps	1 241	1 184
Exchange traded sugar futures	85	74
Natural gas and energy derivatives	350	202
Corn swaps	292	160
Exchange traded wheat futures	129	83
Rice swaps	85	76
Plastic derivatives	93	50

	2 274	1 828

1	Applicable 3-month InterBank Offered Rates as of 3 1 December 2021 and as of 31 December 2020.
2
Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 3
1
 December 2021 and at December 2020. For the Brazilian real floating rate debt, the estimated market interest rate is composed of the InterBank Deposit Certificate (‘CDI’) and the Long-Term Interest Rate (‘TJLP’). With regard to other market interest rates, the company’s analysis is based on the 3-month InterBank Offered Rates applicable for the currencies concerned (e.g. EURIBOR 3M, LIBOR 3M). The sensitive analysis does not include any spread applicable to the company’s funding.

Summary of Estimated Impact on Changes in the Price of Commodities
The tables below show the estimated impact that changes in the price of the commodities, for which AB InBev held material derivative exposures as at 31 December 2021 and 31 December 2020, would have on the equity reserves.

	2021
		Pre-tax impact on equity
Million US dollar	Volatility of prices in % 1	Prices increase	Prices decrease
Aluminum	23.09%	287	(287)
Sugar	26.39%	22	(22)
Energy	25.88%	91	(91)
Corn	23.26%	68	(68)
Wheat	29.24%	38	(38)
Rice	15.96%	14	(14)
Plastic	28.68%	27	(27)

	2020
		Pre-tax impact on equity
Million US dollar	Volatility of prices in % 2	Prices increase	Prices decrease
Aluminum	14.96%	177	(177)
Sugar	31.48%	23	(23)
Energy	47.08%	95	(95)
Corn	32.84%	52	(52)
Wheat	25.30%	21	(21)
Rice	46.17%	35	(35)
Plastic	26.74%	13	(13)

Summary of Carrying Amount of Financial Assets
The carrying am
o
unt of financial assets represents the maximum credit exposure of the company. The carrying amount is presented net of the impairment losses recognized. The maximum exposure to credit risk at the reporting date was:

	31 December 2021			31 December 2020
Million US dollar	Gross	Impairment	Net carrying amount	Gross	Impairment	Net carrying amount
Investment in unquoted companies	145	(6)	139	121	(6)	115
Investment in debt securities	396	—	396	418	—	418
Trade receivables	3 796	(331)	3 465	3 593	(308)	3 285
Cash deposits for guarantees	168	—	168	184	—	184
Loans to customers	117	—	117	142	—	142
Other receivables	1 272	(65)	1 207	1 299	(62)	1 237
Derivatives	669	—	669	965	—	965
Cash and cash equivalents	12 097	—	12 097	15 252	—	15 252

	18 660	(402)	18 258	21 974	(376)	21 598

Summary of Allowance for Impairment
The allowance for impairment recognized during the period per classes of financial assets was as follows:

	2021
Million US dollar	Trade receivables	FVOCI	Other receivables	Total
Balance at 1 January	(308)	(6)	(62)	(376)

Impairment losses	(34)	—	(3)	(37)
Derecognition	29	—	1	30
Currency translation and other	(18)	—	(1)	(19)

Balance at 31 December	(331)	(6)	(65)	(402)

	2020
Million US dollar	Trade receivables	FVOCI	Other receivables	Total
Balance at 1 January	(173)	(6)	(103)	(283)

Impairment losses	(93)	—	(6)	(99)
Derecognition	7	—	42	49
Currency translation and other	(50)	—	4	(46)

Balance at 31 December	(308)	(6)	(62)	(376)

	2019
Million US dollar	Trade receivables	FVOCI	Other receivables	Total
Balance at 1 January	(160)	(6)	(106)	(273)

Impairment losses	(51)	—	(30)	(81)
Derecognition	26	—	31	57
Currency translation and other	12	—	2	14

Balance at 31 December	(173)	(6)	(103)	(283)

Summary of Nominal Contractual Maturities of Non-Derivative Financial Liabilities
The following are the nominal contractual maturities of
non-derivative
financial liabilities including interest payments and derivative liabilities:

	31 December 2021
		Contractual	Less				More
	Carrying	cash	than				than
Million US dollar	amount 1	flows	1 year	1-2 years	2-3 years	3-5 years	5 years
Non-derivative financial liabilities
Secured bank loans	(628)	(636)	(551)	(53)	(5)	(9)	(18)
Unsecured bank loans	(106)	(106)	(106)	—	—	—	—
Unsecured bond issues	(85 726)	(152 064)	(3 479)	(3 596)	(6 192)	(13 800)	(124 997)
Unsecured other loans	(40)	(84)	(11)	(48)	(5)	(4)	(16)
Lease liabilities	(2 277)	(2 429)	(497)	(470)	(337)	(450)	(675)
Bank overdraft	(53)	(53)	(53)	—	—	—	—
Trade and other payables	(26 442)	(26 643)	(25 424)	(314)	(507)	(96)	(302)

	(115 272)	(182 015)	(30 121)	(4 481)	(7 046)	(14 359)	(126 008)

Derivative financial liabilities
Foreign exchange derivatives	(166)	(166)	(166)	—	—	—	—
Cross currency interest rate swaps	(273)	(293)	(147)	(35)	(32)	(56)	(23)
Commodity derivatives	(34)	(34)	(34)	—	—	—	—
Equity derivatives	(5 412)	(5 420)	(5 420)	—	—	—	—

	(5 885)	(5 913)	(5 767)	(35)	(32)	(56)	(23)

Of which: related to cash flow hedges	(203)	(203)	(170)	—	—	(29)	(4)

	31 December 2020
		Contractual	Less				More
	Carrying	cash	than				than
Million US dollar	amount 1	flows	1 year	1-2 years	2-3 years	3-5 years	5 years
Non-derivative financial liabilities
Secured bank loans	(702)	(735)	(675)	(14)	(12)	(10)	(24)
Commercial papers	(1 522)	(1 522)	(1 522)	—	—	—	—
Unsecured bank loans	(294)	(299)	(299)	—	—	—	—
Unsecured bond issues	(93 725)	(165 812)	(3 582)	(4 057)	(3 823)	(16 557)	(137 793)
Unsecured other loans	(83)	(115)	(13)	(8)	(6)	(57)	(31)
Lease liabilities	(2 234)	(2 455)	(460)	(425)	(315)	(424)	(831)
Bank overdraft	(5)	(5)	(5)	—	—	—	—
Trade and other payables	(24 496)	(24 688)	(22 906)	(1 103)	(135)	(197)	(347)

	(123 061)	(195 631)	(29 462)	(5 607)	(4 291)	(17 245)	(139 026)

Derivative financial liabilities
Foreign exchange derivatives	(696)	(696)	(696)	—	—	—	—
Cross currency interest rate swaps	(709)	(852)	(8)	(575)	(98)	(132)	(39)
Commodity derivatives	(26)	(26)	(26)	—	—	—	—
Equity derivatives	(5 373)	(5 372)	(4 455)	(917)	—	—	—

	(6 803)	(6 946)	(5 184)	(1 492)	(98)	(132)	(39)

Of which: related to cash flow hedges	(418)	(418)	(353)	—	—	(65)	—

1	“Carrying amount” refers to net book value as recognized in the balance sheet at each reporting date.

Summary for Each Type of Derivative Fair Value Recognized as Assets and Lliabilities
The following table summarizes for each type of derivative the fair values recognized as assets or liabilities in the balance sheet:

	Assets		Liabilities		Net
	31 December	31 December	31 December	31 December	31 December	31 December
Million US dollar	2021	2020	2021	2020	2021	2020
Foreign currency
Forward exchange contracts	238	480	(129)	(691)	109	(211)
Foreign currency futures	—	36	(37)	(5)	(37)	31
Interest rate
Interest rate swaps	38	80	—	—	38	80
Cross currency interest rate swaps	111	107	(273)	(709)	(162)	(602)
Commodities
Aluminum swaps	178	170	(20)	(10)	158	160
Sugar futures	13	10	—	—	13	10
Energy	29	9	(2)	(7)	27	2
Other commodity derivatives	62	46	(13)	(8)	50	37
Equity
Equity derivatives	—	27	(5 412)	(5 373)	(5 412)	(5 346)

	669	965	(5 886)	(6 804)	(5 216)	(5 839)

Of which:
Non-current	48	138	(100)	(1 759)	(52)	(1 621)
Current	621	827	(5 786)	(5 046)	(5 164)	(4 218)

Summary of Carrying Amount of Fixed Rate Interest-Bearing Financial Liabilities and Fair Value
The following table summarizes the carrying amount and the fair value of the fixed rate interest-bearing financial liabilities as recognized on the balance sheet. Floating rate interest-bearing financial liabilities, trade and other receivables and trade and other payables, including derivatives financial instruments, have been excluded from the analysis as their carrying amount is a reasonable approximation of their fair value:

Interest-bearing financial liabilities	31 December 2021		31 December 2020
Million US dollar	Carrying amount 1	Fair value	Carrying amount 1	Fair value
Fixed rate
Australian dollar	(324)	(366)	(846)	(964)
Brazilian real	(420)	(419)	(578)	(578)
Canadian dollar	(626)	(605)	(613)	(633)
Euro	(21 654)	(23 801)	(26 092)	(29 809)
Pound sterling	(3 611)	(3 913)	(3 655)	(4 301)
US dollar	(59 399)	(75 261)	(62 340)	(81 771)
Other	(486)	(471)	(479)	(480)

	(86 520)	(104 836)	(94 602)	(118 536)

1	“Carrying amount” refers to net book value as recognized in the balance sheet at each reporting date.

Analysis of Financial Instruments
The table sets out the fair value hierarchy based on the degree to which significant market inputs are observable:

Fair value hierarchy 31 December 2021	Quoted (unadjusted)	Observable market	Unobservable market
Million US dollar	prices - level 1	inputs - level 2	inputs - level 3
Financial Assets
Held for trading (non-derivatives)	—	9	—
Derivatives at fair value through profit and loss	—	155	—
Derivatives in a cash flow hedge relationship	58	352	—
Derivatives in a fair value hedge relationship	—	17	—
Derivatives in a net investment hedge relationship	—	87	—

	58	620	—

Financial Liabilities
Deferred consideration on acquisitions at fair value	—	—	832
Derivatives at fair value through profit and loss	—	5 611	—
Derivatives in a cash flow hedge relationship	52	141	—
Derivatives in a net investment hedge relationship	—	82	—

	52	5 834	832

Fair value hierarchy 31 December 2020	Quoted (unadjusted)	Observable market	Unobservable market
Million US dollar	prices - level 1	inputs - level 2	inputs - level 3
Financial Assets
Held for trading (non-derivatives)	—	11	—
Derivatives at fair value through profit and loss	—	457	—
Derivatives in a cash flow hedge relationship	29	343	—
Derivatives in a fair value hedge relationship	—	80	—
Derivatives in a net investment hedge relationship	—	57	—

	29	948	—

Financial Liabilities
Deferred consideration on acquisitions at fair value	—	—	1 251
Derivatives at fair value through profit and loss	—	6 119	—
Derivatives in a cash flow hedge relationship	46	353	—
Derivatives in a net investment hedge relationship	—	287	—

	46	6 759	1 251

Summary of Hedging Reserve and Hedging Instruments
The company’s hedging reserves disclosed in Note 22 relate to the following instruments:

Million US dollar	Foreign currency	Commodities	Others	Total hedging reserves
As per 1 January 2021	20	274	84	376

Change in fair value of hedging instrument recognized in OCI	766	123	—	888
Reclassified to profit or loss / cost of inventory	(107)	(703)	27	(783)

As per 31 December 2021	679	(306)	111	481

Million US dollar	Foreign currency	Commodities	Others	Total hedging reserves
As per 1 January 2020	174	117	107	397

Change in fair value of hedging instrument recognized in OCI	353	31	—	384
Reclassified to profit or loss / cost of inventory	(507)	126	(23)	(404)

As per 31 December 2020	20	274	84	376

Summary of Offsetting Financial Assets and Liabilities
The following financial assets and liabilities are subject to offsetting, enforceable master netting agreements and similar agreements:

	31 December 2021
Million US dollar	Gross amount	Net amount recognized in the statement of financial position 1	Other offsetting agreements 2	Total net amount
Derivative assets	670	670	(651)	19
Derivative liabilities	(5 886)	(5 886)	651	(5 235)

	31 December 2020
Million US dollar	Gross amount	Net amount recognized in the statement of financial position 1	Other offsetting agreements 2	Total net amount
Derivative assets	965	965	(954)	11
Derivative liabilities	(6 804)	(6 804)	954	(5 851)